Incorporation and Nature of Operations	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Incorporation and Nature of Operations

Note 1. Incorporation and Nature of Operations

Energy and Water Development Corp. (the “Company” or “EAWD”) was originally incorporated as a Delaware corporation named Wealthhound.com, Inc. in 2000 and was converted to a Florida corporation under the name Eagle International Holdings Group Inc. on December 14, 2007.

On March 10, 2008, the Company changed its name to Eurosport Active World Corporation and on March 17, 2008, the Company entered into an Agreement and Plan of Acquisition (the “Acquisition Agreement”) with Inko Sport America, LLC (“ISA”), a privately-held Florida limited liability company wherein all of the certified owners of ISA exchanged their ownership interests in ISA for shares of the Company. In connection with the closing of the Acquisition Agreement, the Company adopted ISA’s business plan and the Company’s registered directors were elected to their positions. This transaction was accounted for as a recapitalization effected by a share exchange, wherein ISA was considered the acquirer for accounting and financial reporting purposes. ISA was administratively dissolved in September 2010.

In September 2019, the Company changed its name to Energy and Water Development Corp. to more accurately reflect the Company’s purpose and business sector. The Company has registered its logo “EAWD” with the United States Patent and Trademark Office, the European Union Intellectual Property Office and the World Intellectual Property Organization (WIPO) to secure its corporate identity.

In order to effectively cater to its expanding operations within one of the EU’s most environmentally advanced nations, the Company has strategically established a branch for business operations in Germany, along with two wholly-owned German subsidiaries: Energy and Water Development Deutschland GmbH (“EAWD Deutschland”) and EAWD Logistik GmbH (“EAWD Logistik”). Moreover, recognizing the importance of regional market demands, the Company has also extended its presence to Mexico through a wholly-owned subsidiary called EAWD Mexico SAPI de CV, enhancing its capacity to address the needs of this area efficiently. This strategic positioning not only reflects the Company's commitment to environmental progress but also ensures an optimized response to evolving market requirements.